Significant Accounting Policies - Schedule of Third-Party Payment Channels Accounting Receivables (Detail) - Accounts Receivable [Member] - Credit Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Third-party Payment Channel A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	31.00%	34.00%
Third-party Payment Channel B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	6.00%	26.00%